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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman      West Conshohocken, PA    April 30, 2013
   ----------------------------   ---------------------   ----------------
            [Signature]               [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 25 (data records)
                                        --------------------

Form 13F Information Table Value Total: $43,085
                                        --------------------
                                             (x1000)

List of Other Included Managers:

    No.       Form 13F File Number          Name

    01        028-11931                     Old Mutual (US) Holdings Inc.
    ------        -----------------         ---------------------------------
    02        028-12567                     Mercer Global Investments, Inc.
    ------        -----------------         ---------------------------------

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
                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT              --VOTING AUTHORITY--
NAME OF ISSUER                -TITLE OF CLASS-  --CUSIP--  (X$1000)  PRN AMT  PRN  CALL  DSCRETN  -MANAGERS-  SOLE   SHARED  NONE
BARCLAYS PLC                  ADR               06738E204         3      160  SH         Defined     01          160      0     0
BHP BILLITON LTD              SPONSORED ADR     088606108         2       33  SH         Defined     01           33      0     0
BRITISH AMERN TOB PLC         SPONSORED ADR     110448107         2       16  SH         Defined     01           16      0     0
CAMECO CORP                   COM               13321L108         1       65  SH         Defined     01           65      0     0
COMPAGNIE GENERALE DE GEOPHY  SPONSORED ADR     204386106         1       58  SH         Defined     01           58      0     0
ENI S P A                     SPONSORED ADR     26874R108         2       36  SH         Defined     01           36      0     0
GILDAN ACTIVEWEAR INC         COM               375916103         2       39  SH         Defined     01           39      0     0
HSBC HLDGS PLC                SPON ADR NEW      404280406         3       60  SH         Defined     01           60      0     0
ISHARES INC                   MSCI TAIWAN       464286731      6039   452666  SH         Other       01 02    452666      0     0
ISHARES INC                   MSCI TAIWAN       464286731      1251    93813  SH         Defined     01        93813      0     0
ISHARES TR                    S&P GBL HLTHCR    464287325         1       19  SH         Defined     01           19      0     0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      8075   453659  SH         Defined     01       453659      0     0
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      5210   292690  SH         Other       01 02    292690      0     0
NIDEC CORP                    SPONSORED ADR     654090109         2      122  SH         Defined     01          122      0     0
NOVO-NORDISK A S              ADR               670100205         2       11  SH         Defined     01           11      0     0
ORIX CORP                     SPONSORED ADR     686330101         2       30  SH         Defined     01           30      0     0
POTASH CORP SASK INC          COM               73755L107         2       42  SH         Defined     01           42      0     0
PRUDENTIAL PLC                ADR               74435K204         3       89  SH         Defined     01           89      0     0
SASOL LTD                     SPONSORED ADR     803866300         1       26  SH         Defined     01           26      0     0
SIEMENS A G                   SPONSORED ADR     826197501         2       22  SH         Defined     01           22      0     0
SYNGENTA AG                   SPONSORED ADR     87160A100         3       33  SH         Defined     01           33      0     0
TENARIS S A                   SPONSORED ADR     88031M109         2       43  SH         Defined     01           43      0     0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209     14702   370506  SH         Defined     01       370506      0     0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      7770   195828  SH         Other       01 02    195828      0     0
TOYOTA MOTOR CORP             SP ADR REP2COM    892331307         2       18  SH         Defined     01           18      0     0